UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811- 06373

                             SIT MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

                              Kelly K. Boston, Esq.
                        3300 IDS Center, 80 S. 8th Street
                              Minneapolis, MN 55402
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

        Registrant's telephone number, including area code: 612-332-3223

                     Date of fiscal year end: June 30, 2006
                    Date of reporting period: March 31, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS
         -----------------------

The Registrant, Sit Mutual Funds, Inc, is comprised of:

         Sit International Growth Fund (Series A)
         Sit Balanced Fund (Series B)
         Sit Developing Markets Growth Fund (Series C)
         Sit Small Cap Growth Fund (Series D)
         Sit Science and Technology Growth Fund (Series E)
         Sit Dividend Growth Fund (Series G)

THE SCHEDULE OF INVESTMENTS FOR EACH SERIES OF THE REGISTRANT AS OF THE DATE ON THE COVER OF THIS REPORT HAS NOT BEEN AUDITED. THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE FUND'S SHAREHOLDERS. FOR MORE INFORMATION REGARDING A PARTICULAR FUND AND ITS HOLDINGS, PLEASE SEE THAT FUND'S MOST RECENT PROSPECTUS AND ANNUAL REPORT.

==================================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
==================================================================================================
     QUANTITY          NAME OF ISSUER                                             MARKET VALUE (1)
--------------------------------------------------------------------------------------------------
COMMON STOCKS (97.1%) (2)
   AFRICA/ MIDDLE EAST (2.8%)
     ISRAEL (2.8%)
               7,600   Amdocs, Ltd., A.D.R. (Tech. Services) (3)                          274,056
              11,600   Lipman Electronic, A.D.R. (Electronic Tech.)                       315,520
               9,600   Teva Pharmaceutical, A.D.R. (Health Tech.)                         395,328
                                                                           ----------------------
                                                                                          984,904
                                                                           ----------------------
   ASIA (38.3%)
     AUSTRALIA (7.1%)
              17,444   Australia and New Zealand Banking
                         Group (Finance)                                                  329,618
              55,386   BHP Billiton, Ltd. (Non-Energy Minerals)                         1,105,801
               4,900   Rio Tinto, p.l.c., A.D.R. (Non-Energy Minerals)                  1,014,300
                                                                           ----------------------
                                                                                        2,449,719
                                                                           ----------------------
     HONG KONG / CHINA (3.5%)
              65,800   Hongkong Land Holdings, Ltd. (Finance)                             244,776
              18,600   HSBC Holdings, p.l.c. (Finance)                                    311,364
             334,000   Petrochina Co., Ltd.   (Energy Minerals)                           348,641
              31,600   Sun Hung Kai Properties, Ltd. (Finance)                            320,893
                                                                           ----------------------
                                                                                        1,225,674
                                                                           ----------------------
     INDIA * (0.9%)
              11,500   ICICI Bank, A.D.R. (Finance)                                       318,320
                                                                           ----------------------

     JAPAN (26.0%)
               6,800   AFLAC, Inc., A.D.R. (Finance)                                      306,884
              30,000   Asahi Breweries (Consumer Non-Durables)                            424,612
               7,000   Canon, Inc. (Electronic Tech.)                                     462,158
                  57   DENTSU, Inc. (Consumer Svcs.)                                      206,280
                  65   East Japan Railway (Transportation)                                480,380
               5,900   FANUC LTD. (Producer Mfg.)                                         566,548
               5,600   Honda Motor Co., Ltd. (Producer Mfg.)                              345,995
              14,200   Ito En, Ltd. (Consumer Non Durables)                               495,839
              11,000   Kao Corp. (Consumer Non-Durables)                                  289,008
                  14   Millea Holdings, Inc. (Finance)                                    276,464
               8,400   Matsumotokiyoshi Co., Ltd. (Retail Trade)                          239,919
                  63   Mitsubishi  UFJ Financial Group, Inc.
                         (Finance)                                                        960,793
              16,000   Mitsui O.S.K. Lines, Ltd. (Transportation)                         107,941
              66,000   Nippon Oil Corp. (Energy Minerals)                                 516,298
               4,000   NITTO DENKO Corp. (Producer Mfg.)                                  338,673
              20,000   Nomura Holdings, Inc. (Finance)                                    444,953
               6,000   Seven & I Holdings Co., Ltd. (Retail Trade)                        236,969
              57,000   SHIMIZU Corp. (Producer Mfg.)                                      414,010
                  77   Sumitomo Mitsui Financial Group, Inc.
                         (Finance)                                                        848,377
               7,500   Takeda Pharmaceutical Co. (Health Tech.)                           426,519
               5,200   Yamada Denki Co. (Retail Trade)                                    598,051
                                                                           ----------------------
                                                                                        8,986,671
                                                                           ----------------------
     SOUTH KOREA (0.4%)
                 750   Samsung Electronics Co., G.D.R.
                         (Electronic Tech.)                                               149,942
                                                                           ----------------------

     THAILAND (0.4%)
              62,000   Advanced Info Services (Communications)                            145,854
                                                                           ----------------------

==================================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
==================================================================================================
     QUANTITY          NAME OF ISSUER                                             MARKET VALUE (1)
--------------------------------------------------------------------------------------------------

   EUROPE (47.5%)
     CZECH REPUBLIC (1.3%)
               6,600   Central European Media Enterprises, Ltd.
                         (Consumer Svcs.) (3)                                             452,826
                                                                           ----------------------

     DENMARK (0.6%)
               8,600   Vestas Wind Systems A/S
                         (Process Industries) (3)                                         214,074
                                                                           ----------------------
     FINLAND (0.9%)
              15,050   Nokia Corp., A.D.R. (Electronic Tech.)                             311,836
                                                                           ----------------------

     FRANCE (8.4%)
              12,136   AXA (Finance)                                                      425,320
               8,000   Business Objects, A.D.R. (Tech. Svcs.) (3)                         291,760
               2,392   Danone (Consumer Non-Durables)                                     292,653
               5,277   Sanofi-Aventis (Health Tech.)                                      501,300
               2,900   Schlumberger, Ltd. (Industrial Svcs.)                              367,053
               1,721   Total, S.A. (Energy Minerals)                                      453,399
              10,558   Veolia Environment (Utilities)                                     585,562
                                                                           ----------------------
                                                                                        2,917,047
                                                                           ----------------------
     GERMANY (6.8%)
               2,500   Allianz AG (Finance)                                               417,322
               8,200   Deutsche Telekom, A.D.R. (Communications)                          137,924
                 840   Fresenius AG (Health Tech.)                                        150,447
               2,487   Muenchener Rueckver (Finance)                                      352,431
                 937   Puma AG (Consumer Durables)                                        354,303
               2,723   SAP AG (Tech. Services)                                            590,839
               3,896   Siemens AG (Producer Mfg.)                                         363,226
                                                                           ----------------------
                                                                                        2,366,492
                                                                           ----------------------
     GREECE (0.6%)
               4,295   National Bank of Greece S.A. (Finance)                             201,668
                                                                           ----------------------

     IRELAND (1.5%)
              21,920   Anglo Irish Bank Corp. (Finance)                                   360,762
              11,500   Elan Corp., A.D.R. (Health Tech.) (3)                              166,060
                                                                           ----------------------
                                                                                          526,822
                                                                           ----------------------
     ITALY (1.8%)
              23,900   Azimut Holdings SpA (Finance)                                      298,483
              28,500   Banco Popolare di Milano Scarl (Finance)                           335,927
                                                                           ----------------------
                                                                                          634,410
                                                                           ----------------------
     NETHERLANDS (1.9%)
              10,309   ING Groep N.V. (Finance)                                           406,701
               7,185   Philips Electronics N.V.  (Consumer Durables)                      242,503
                                                                           ----------------------
                                                                                          649,204
                                                                           ----------------------
     SPAIN (1.4%)
              31,343   Telefonica, S.A. (Communications)                                  491,192
                                                                           ----------------------

     SWEDEN (1.5%)
              13,500   Ericsson, A.D.R. (Electronic Tech.)                                509,220
                                                                           ----------------------

     SWITZERLAND (11.1%)
               7,614   Credit Suisse Group (Finance)                                      426,188
               1,151   Kuehne & Nagel International (Transportation)                      372,114
               2,000   Logitech Internat Depository Receipt. (Electronic Tech.)            79,520
               1,982   Nestle, S.A. (Consumer Non-Durables)                               586,933
              12,586   Novartis, A.G. (Health Tech.)                                      698,232
               2,146   Panalpina Welttransport Holding
                         (Transportation) (3)                                             198,696
               3,767   Roche Holdings, A.G. (Health Tech.)                                559,494
               3,690   Synthes, Inc. (Health Tech.)                                       403,772
               4,641   UBS, A.G. (Finance)                                                508,544
                                                                           ----------------------
                                                                                        3,833,493
                                                                           ----------------------

==================================================================================================
INTERNATIONAL GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
==================================================================================================
     QUANTITY          NAME OF ISSUER                                             MARKET VALUE (1)
--------------------------------------------------------------------------------------------------
     UNITED KINGDOM (9.7%)
              12,800   BAE Systems p.l.c. (Producer Manufacturing)                         93,416
              15,266   Barclays, p.l.c. (Finance)                                         178,340
               5,100   BP p.l.c., A.D.R. (Energy Minerals)                                351,594
              21,018   Burberry Group, p.l.c. (Retail Trade)                              168,977
               4,829   Cairn Energy, p.l.c. (Energy Minerals) (3)                         177,993
               9,500   GlaxoSmithkline, A.D.R. (Health Tech.)                             496,945
              40,486   Ladbrokes p.l.c. (Consumer Svcs.)                                  273,174
               9,835   Reckitt Benckiser, p.l.c. (Consumer
                         Non-Durables)                                                    345,620
               9,427   Royal Bank of Scotland (Finance)                                   306,265
              60,712   Tesco, p.l.c. (Retail Trade)                                       347,515
             210,696   Vodafone Group, p.l.c. (Communications)                            440,381
              15,354   WPP Group p.l.c. (Consumer Svcs.)                                  183,895
                                                                           ----------------------
                                                                                        3,364,115
                                                                           ----------------------
   LATIN AMERICA (3.5%)
     BRAZIL (0.7%)
               9,000   AES Tiete S.A. (Utilities)                                         252,884
                                                                           ----------------------

     MEXICO (2.8%)
              12,100   NII Holdings, Inc. (Communications) (3)                            713,537
              88,260   Wal-Mart de Mexico (Retail Trade)                                  236,181
                                                                           ----------------------
                                                                                          949,718
                                                                           ----------------------
   NORTH AMERICA (5.0%)
     CANADA (4.5%)
               6,000   Cognos, Inc. (Tech. Services) (3)                                  233,400
               2,600   Precision Drilling Trust (Industrial Svcs.)                         84,084
               7,000   Shoppers Drug Mart Corp. (Retail Trade)                            266,715
               2,700   Suncor Energy, Inc. (Energy Minerals)                              207,954
               3,200   Talisman Energy, Inc. (Energy Minerals)                            170,176
                 200   Tim Hortons, Inc. (Consumer Services) (3)                            5,310
               8,200   Trican Well Service, Ltd. (Energy Minerals)                        374,293
              11,000   ZENON Environmental, Inc. (Utilities) (3)                          225,922
                                                                           ----------------------
                                                                                        1,567,854
                                                                           ----------------------
     UNITED STATES (0.5%)
              10,200   News Corp., Ltd., A.D.R. (Consumer Svcs.)                          169,422
                                                                           ----------------------


Total common stocks                                                                    33,673,361
                                                                           ----------------------
     (cost: $23,687,587)

CLOSED-END MUTUAL FUND (1.7%) (2)
              11,500   India Fund* (Consumer Svcs.)                                       580,750
                                                                           ----------------------
     (cost: $206,645)

SHORT TERM SECURITIES (0.6%) (2)
             219,000   Sit Money Market Fund, 4.31% (4)                                   219,000
     (cost: $219,000)                                                      ----------------------

Total investments in securities
     (cost:  $24,113,232)                                                             $34,473,111
                                                                           ----------------------


Other Assets and Liabilities, Net [0.5%]                                                  168,817

                                                                           ----------------------
Total Net Assets                                                                      $34,641,928
                                                                           ======================


                                                                           ----------------------
Aggregate Cost                                                                         24,113,232
                                                                           ----------------------

Gross Unrealized Appreciation                                                          10,864,604
Gross Unrealized Depreciation                                                            (504,725)
                                                                           ----------------------
Net Unrealized Appreciation(Depreciation)                                              10,359,879
                                                                           ======================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

===========================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===========================================================================================

-------------------------------------------------------------------------------------------
 QUANTITY/PAR       NAME OF ISSUER                                         MARKET VALUE (1)
-------------------------------------------------------------------------------------------
COMMON STOCKS (65.9%) (2)

   COMMUNICATIONS (1.5%)
            2,500   Crown Castle Intl. Corp. (3)                                    70,875
            4,900   Vodafone Group, A.D.R.                                         102,410
                                                                     ---------------------
                                                                                   173,285
                                                                     ---------------------
   CONSUMER NON-DURABLES (2.2%)
            2,600   PepsiCo, Inc.                                                  150,254
            2,100   The Procter & Gamble Co.                                       121,002
                                                                     ---------------------
                                                                                   271,256
                                                                     ---------------------
   CONSUMER SERVICES (3.3%)
            2,000   Comcast Corp. (3)                                               52,320
              800   Harrah's Entertainment, Inc.                                    62,368
            1,500   Marriott International, Inc.                                   102,900
            2,200   News Corp.                                                      36,542
            1,200   Royal Caribbean Cruises, Ltd.                                   50,424
            1,600   Starbucks Corp. (3)                                             60,224
            2,300   Time Warner, Inc.                                               38,617
                                                                     ---------------------
                                                                                   403,395
                                                                     ---------------------
   ELECTRONIC TECHNOLOGY (7.7%)
            2,900   Analog Devices, Inc.                                           111,041
            7,500   Cisco Systems, Inc. (3)                                        162,525
            2,900   Dell Computer Corp. (3)                                         86,304
            9,300   EMC Corp. (3)                                                  126,759
            5,900   Intel Corp.                                                    114,165
              900   Motorola, Inc.                                                  20,619
            4,800   Nokia Corp., A.D.R.                                             99,456
            3,600   Qualcomm, Inc.                                                 182,196
            1,000   Texas Instruments, Inc.                                         32,470
                                                                     ---------------------
                                                                                   935,535
                                                                     ---------------------
   ENERGY MINERALS (6.6%)
            1,700   Murphy Oil Corp.                                                84,694
            1,500   Occidental Petroleum Corp.                                     138,975
            1,800   Southwestern Energy Co.                                         57,942
            1,600   Suncor Energy, Inc.                                            123,232
            4,000   Valero Energy Corp.                                            239,120
            3,633   XTO Energy, Inc.                                               158,290
                                                                     ---------------------
                                                                                   802,253
                                                                     ---------------------
   FINANCE (8.2%)
            1,600   American Express Co.                                            84,080
            2,121   American International Group, Inc.                             140,177
            2,166   Citigroup, Inc.                                                102,322
              300   Everest Re Group, Ltd.                                          28,011
            1,500   Franklin Resources, Inc.                                       141,360
            1,000   Goldman Sachs Group, Inc.                                      156,960
            3,000   JPMorgan Chase & Co.                                           124,920
            1,000   Prudential Financial, Inc.                                      75,810
            2,300   Wells Fargo Co.                                                146,901
                                                                     ---------------------
                                                                                 1,000,541
                                                                     ---------------------
   HEALTH SERVICES (1.9%)
            2,700   UnitedHealth Group, Inc.                                       150,822
            1,100   WellPoint, Inc. (3)                                             85,173
                                                                     ---------------------
                                                                                   235,995
                                                                     ---------------------

===========================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===========================================================================================

-------------------------------------------------------------------------------------------
 QUANTITY/PAR       NAME OF ISSUER                                         MARKET VALUE (1)
-------------------------------------------------------------------------------------------
   HEALTH TECHNOLOGY (9.5%)
            1,600   Abbott Laboratories                                             67,952
            2,300   Amgen, Inc. (3)                                                167,325
            2,800   Celgene Corp.                                                  123,816
            2,500   Elan Corp., A.D.R. (3)                                          36,100
            1,900   Eli Lilly and Co.                                              105,070
            1,500   Genentech, Inc. (3)                                            126,765
              900   Gilead Sciences, Inc. (3)                                       55,998
            1,600   Johnson & Johnson                                               94,752
            2,100   Medtronic, Inc.                                                106,575
            3,655   Pfizer, Inc.                                                    91,083
            2,500   St. Jude Medical, Inc.                                         102,500
            1,900   Teva Pharmaceutical, Ltd., A.D.R.                               78,242
                                                                     ---------------------
                                                                                 1,156,178
                                                                     ---------------------
   INDUSTRIAL SERVICES (3.6%)
            1,450   Nabors Industries, Ltd. (3)                                    103,791
            1,700   Noble Corp.                                                    137,870
            1,500   Schlumberger Ltd.                                              189,855
                                                                     ---------------------
                                                                                   431,516
                                                                     ---------------------
   NON-ENERGY MINERALS (0.5%)
              600   Freeport-McMoRan Copper & Gold, Inc.                            35,862
              500   Southern Copper Corp.                                           42,240
                                                                     ---------------------
                                                                                    78,102
                                                                     ---------------------

   PROCESS INDUSTRIES (1.9%)
            1,150   Air Products and Chemicals, Inc.                                77,268
            1,300   Dow Chemical Co.                                                52,780
            1,100   Monsanto Co.                                                    93,225
                                                                     ---------------------
                                                                                   223,273
                                                                     ---------------------
   PRODUCER MANUFACTURING (6.3%)
            1,800   Caterpillar, Inc.                                              129,258
              600   General Dynamics Corp.                                          38,388
            7,000   General Electric Co.                                           243,460
            2,800   ITT Industries, Inc.                                           157,416
              800   3M Co.                                                          60,552
              600   The Boeing Co.                                                  46,758
            1,600   United Technologies Corp.                                       92,752
                                                                     ---------------------
                                                                                   768,584
                                                                     ---------------------
   RETAIL TRADE (3.8%)
            1,800   Best Buy Co., Inc.                                             100,674
            1,000   eBay, Inc. (3)                                                  39,060
            1,300   J.C. Penney Co., Inc.                                           78,533
            1,200   Lowe's Companies, Inc.                                          77,328
            3,100   Target Corp.                                                   161,231
                                                                     ---------------------
                                                                                   456,826
                                                                     ---------------------
   TECHNOLOGY SERVICES (5.8%)
            2,000   Adobe Systems, Inc.                                             69,840
            1,200   Automatic Data Processing, Inc.                                 54,816
            2,500   First Data Corp.                                               117,050
              225   Google, Inc. (3)                                                87,750
            7,300   Microsoft Corp.                                                198,633
            2,100   SAP AG                                                         114,072
            2,000   Yahoo!, Inc. (3)                                                64,520
                                                                     ---------------------
                                                                                   706,681
                                                                     ---------------------
   TRANSPORTATION (2.3%)
            1,200   Burlington Northern Sante Fe Corp.                              99,996
            1,100   United Parcel Service, Inc.                                     87,318
            2,800   UTI Worldwide, Inc.                                             88,480
                                                                     ---------------------
                                                                                   275,794
                                                                     ---------------------
   UTILITIES (0.8%)
            2,800   Equitable Resources, Inc.                                      102,228
                                                                     ---------------------


Total common stocks                                                              8,021,442
(cost: $6,252,041)                                                   ---------------------

===========================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===========================================================================================

-------------------------------------------------------------------------------------------
 QUANTITY/PAR       NAME OF ISSUER                                         MARKET VALUE (1)
-------------------------------------------------------------------------------------------
BONDS (28.4%) (2)

   ASSET-BACKED SECURITIES (4.8%)
                    Green Tree Financial Corp.:
            5,221     1995-5 A6, 7.25%, 9/15/26                                      5,290
           43,131     1997-1 A6, 7.29%, 3/15/28                                     44,332
           44,786     1997-6 A10, 6.87%, 1/15/29                                    45,613
                    Indymac Mfg. Housing,
           55,053     1998-2 A2, 6.17%, 12/25/11                                    52,936
                    Origen Mfg. Housing:
           50,000     2001-A A5, 7.08%, 3/15/32                                     51,067
           32,066     2002-A A3, 6.17%, 5/15/32                                     31,858
           50,000   Merrill Lynch Mortgage Investors, Inc.,
                      2005-SD1 A2, 5.67%, 5/25/46                                   49,302
          104,975   Residential Asset Mtg. Products, Inc.,
                      2004-SL3 A3, 7.50%, 12/25/31                                 107,935
           75,000   Residential Funding Mortgage Securities,
                      2006-HSA1 A4, 5.49%, 2/25/36                                  74,977
           50,000   Structured Asset Securities Corp.,
                      2005-4XS, 5.25%, 3/25/35                                      45,313
           74,843   UCFC Mfg. Housing,
                      1998-2 A3, 6.163%, 8/15/19                                    74,188
                                                                     ---------------------
                                                                                   582,811
                                                                     ---------------------
   COLLATERALIZED MORTGAGE OBLIGATIONS (4.7%)
                    Countrywide Home Loans:
           50,000     2004-21 A9 , 6.00%, 11/25/34                                  49,011
           50,000     2005-J3 1A2, 5.50%, 9/25/35                                   47,279
          120,000     2005-24 A36, 5.50%, 11/25/35                                 114,555
                    FHLMC:
           41,491     3.25%, 4/15/32                                                37,881
           45,603     4.00%, 4/15/27                                                43,779
                    FNMA:
           50,000     5.00%, 12/25/31                                               47,311
          100,000     5.5%, 4/25/35                                                 96,496
           39,760   GSR Mortgage Loan Trust 2005-4F 5A2,
                       6.00%, 5/25/35                                               39,399
           49,102   Residential Funding Mtg. Securities I,
                      2005-S6 A2, 5.25%, 8/25/35                                    46,974
           45,651   Washington Mutual Mtg. Pass-Through,
                      2002-S8, 5.25%, 1/25/18                                       44,724
                                                                     ---------------------
                                                                                   567,409
                                                                     ---------------------
   CORPORATE BONDS (7.4%)
          100,000   Academica Charter School, 8.00%, 8/15/24                        99,984
           36,504   America West Airlines, 7.93%, 1/2/19                            38,001
           50,000   Bard (C.R.), Inc., 6.70%, 12/1/26                               54,321
           50,000   Commonwealth Edison, 5.90%, 3/15/36                             49,636
           75,000   Continental Airlines, Inc., 6.563%, 2/15/12                     77,410
           50,000   CSX Corp., 9.75%, 6/15/20                                       66,575
           77,398   Delta Airlines, 6.718%, 1/2/23                                  78,176
           50,000   Everest Reins. Hldgs., 8.75%, 3/15/10                           55,336
          100,000   Fannie Mae, Variable coupon, 2/17/09                            97,465
          100,000   McDonald's Corp., 7.31%, 9/15/27                               101,018
           50,000   Midamerican Energy Hldgs, 8.48%, 9/15/28                        61,796
           50,000   Narragansett Electric, 7.39%, 10/1/27                           51,683
           65,000   Susa Partnership (GE), 7.45%, 7/1/18                            73,685
                                                                     ---------------------
                                                                                   905,086
                                                                     ---------------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION (4.3%)
           49,893   5.342%, 12/1/35                                                 49,980
           31,145   7.50%, 7/1/29                                                   32,533
           60,814   7.50%, 3/1/31                                                   63,541
          200,000   8.00%, 7/1/32                                                  213,288
           45,323   8.38%, 5/17/20                                                  48,313
           26,791   8.50%, 7/1/18                                                   28,462
           16,357   8.50%, 2/1/25                                                   17,587
           13,330   8.50%, 9/1/25                                                   14,331
           50,901   8.50%, 10/1/30                                                  54,726
                                                                     ---------------------
                                                                                   522,761
                                                                     ---------------------

===========================================================================================
BALANCED FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===========================================================================================

-------------------------------------------------------------------------------------------
 QUANTITY/PAR       NAME OF ISSUER                                         MARKET VALUE (1)
-------------------------------------------------------------------------------------------

   FEDERAL NATIONAL MORTGAGE ASSOCIATION (3.2%)
            6,885   7.00%, 3/1/07                                                    6,885
           75,701   7.00%, 10/1/11                                                  77,784
           28,637   7.50%, 3/1/31                                                   29,913
           25,391   7.50%, 6/1/32                                                   26,641
           24,293   8.00%, 12/1/27                                                  25,776
           66,052   8.00%, 2/1/31                                                   70,468
           45,833   8.46%, 4/15/26                                                  49,857
           38,663   9.50%, 5/1/27                                                   42,811
           13,259   9.75%, 1/15/13                                                  14,259
           13,342   10.25%, 6/15/13                                                 14,430
           28,100   11.00%, 12/1/12                                                 30,117
                                                                     ---------------------
                                                                                   388,941
                                                                     ---------------------
   GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.7%)
           93,450   7.00%, 10/15/32                                                 97,447
           58,026   7.00%, 12/15/24                                                 60,875
            5,410   9.00%, 6/15/11                                                   5,802
            7,890   9.00%, 6/15/09                                                   8,194
           17,137   9.00%, 11/15/16                                                 18,396
            1,803   9.50%, 5/20/16                                                   1,962
            5,068   9.50%, 9/20/18                                                   5,542
           12,583   9.50%, 2/20/19                                                  13,787
            1,500   11.25%, 10/15/11                                                 1,644
                                                                     ---------------------
                                                                                   213,649
                                                                     ---------------------

   TAXABLE MUNICIPAL SECURITIES (0.1%)
            8,000   Bernalillo Multifamily. Series 1998A,
                       7.50%, 9/20/20                                                8,490
                                                                     ---------------------

   U.S. GOVERNMENT SECURITIES (2.2%)
          900,000   U.S. Treasury Strips, Zero Coupon,
                       5.02% Effective Yield, 5/15/30                              271,600
                                                                     ---------------------


   Total bonds                                                                   3,460,747
    (cost: $3,528,930)                                               ---------------------

CLOSED-END MUTUAL FUNDS (3.4%) (2)
            6,009   American Select Portfolio                                       70,365
            5,503   American Strategic, Inc. Portfolio                              58,882
           15,470   American Strategic, Inc. Portfolio II                          168,623
           10,609   American Strategic, Inc. Portfolio III                         113,728
                                                                     ---------------------
   Total closed-end mutual funds                                                   411,598
    (cost: $424,892)                                                 ---------------------

SHORT-TERM SECURITIES (2.2%) (2)
          262,000   Sit Money Market Fund, 4.31% (4)                               262,000
    (cost: $262,000)                                                 ---------------------

Total investments in securities                                                $12,155,787
    (cost: $10,467,863)                                              ---------------------

Other Assets and Liabilities, Net [0.2%]                                            19,478

                                                                     ---------------------
Total Net Assets                                                               $12,175,265
                                                                     =====================


                                                                     ---------------------
Aggregate Cost                                                                  10,467,863
                                                                     ---------------------

Gross Unrealized Appreciation                                                    2,095,922
Gross Unrealized Depreciation                                                     (407,997)
                                                                       -------------------
Net Unrealized Appreciation(Depreciation)                                        1,687,924
                                                                       ===================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

===================================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================
            QUANTITY   NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------
COMMON STOCKS (95.1%) (2)
     AFRICA/ MIDDLE EAST (7.7%)
       ISRAEL (5.4%)
               4,600   Amdocs, Ltd. (Technology Svcs.) (3)                                  165,876
               7,350   Lipman (Electronic Tech.) (3)                                        199,920
               2,500   NICE Systems Ltd., A.D.R. (Electronic Tech.) (3)                     127,400
               7,200   Teva Pharmaceutical, A.D.R. (Health Tech.)                           296,496
                                                                            -----------------------
                                                                                            789,692
                                                                            -----------------------
       SOUTH AFRICA (2.3%)
               2,600   Bidvest Group, Ltd. (Consumer Svcs.)                                  48,082
               1,800   Gold Fields, Ltd., A.D.R. (Non-Energy Minerals)                       39,564
               6,900   Naspers, Ltd. (Consumer Svcs.)                                       140,474
               3,000   Sasol (Energy Minerals)                                              113,490
                                                                            -----------------------
                                                                                            341,610
                                                                            -----------------------
     ASIA (62.3%)
       AUSTRALIA (4.6%)
              10,610   BHP Billiton, Ltd., A.D.R. (Non-Energy
                         Minerals)                                                          422,808
               1,200   Rio Tinto, A.D.R, (Non-Energy Minerals)                              248,400
                                                                            -----------------------
                                                                                            671,208
                                                                            -----------------------
       CHINA / HONG KONG (9.5%)
             238,000   China Oilfield Services, Ltd. (Industrial Svcs.)                     121,149
              45,000   Hongkong Land Holdings, Ltd. (Finance)                               167,400
             262,000   PetroChina Co. (Energy Minerals)                                     273,485
             161,808   Ports Design, Ltd. (Retail Trade)                                    237,712
              11,000   Sun Hung Kai Properties, Ltd. (Finance)                              111,703
             118,000   Tsingtao Brewery Co., Ltd. (Consumer Non-
                         Durables)                                                          164,230
             342,000   Xinao Gas Holdings, Ltd. (Utlities)                                  317,326
                                                                            -----------------------
                                                                                          1,393,005
                                                                            -----------------------
       INDIA * (4.7%)
               6,400   ICICI Bank, A.D.R. (Finance)                                         177,152
               2,300   Infosys Technologies, Ltd., A.D.R. (Tech-
                         nology Svcs.)                                                      179,078
               6,200   Reliance Industries, Ltd., G.D.R.
                         (Energy Minerals)                                                  337,280
                                                                            -----------------------
                                                                                            693,510
                                                                            -----------------------
       INDONESIA (1.3%)
              71,500   PT Astra International Tbk (Producer Mfg.)                            88,519
               3,400   PT Telekomunikasi (Communications)                                   103,054
                                                                            -----------------------
                                                                                            191,573
                                                                            -----------------------
       PHILLIPINES (0.9%)
             991,000   Manila Water Co. (Utilities)                                         127,846
                                                                            -----------------------

       RUSSIA (4.7%)
                 630   Gazprom, A.D.R. (Energy Minerals)                                     57,645
               3,700   LUKOIL, A.D.R. (Energy Minerals)                                     307,840
               5,100   Mobile Telesystems, A.D.R.
                         (Communications)                                                   168,810
               3,800   Vimpel Communications, A.D.R.
                         (Communications) (3)                                               163,438
                                                                            -----------------------
                                                                                            697,733
                                                                            -----------------------
       SINGAPORE (1.3%)
              23,000   KS Energy Services, Ltd. (Energy Minerals)                            43,778
             109,000   Starhub, Ltd. (Communications)                                       146,173
                                                                            -----------------------
                                                                                            189,951
                                                                            -----------------------

===================================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================
            QUANTITY   NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------
       SOUTH KOREA (14.9%)
                 550   Cheil Communications, Inc.
                         (Commercial Svcs.)                                                 117,455
              11,507   Industrial Bank of Koea (Finance)                                    211,153
               5,200   Korea Electric Power Corp. (Utilities)                               112,320
               2,200   Kookmin Bank (Finance)                                               189,966
               1,900   Kookmin Bank, A.D.R. (Finance)                                       162,488
               1,831   Lotte Shopping Co., Ltd., G.D.R.
                         (Retail Trade) (3)                                                  36,950
               1,800   POSCO, A.D.R. (Non-Energy Minerals)                                  114,840
               1,199   Samsung Electronics (Electronic Tech.)                               777,410
               5,600   Shinhan Financial Group (Finance)                                    250,708
                 310   Shinsegae Co., Ltd. (Retail Trade)                                   141,337
               3,100   SK Telecom Co., A.D.R. (Communications)                               73,129
                                                                            -----------------------
                                                                                          2,187,756
                                                                            -----------------------
       TAIWAN (8.6%)
              33,000   Asustek Computer, Inc. (Electronic Tech.)                             89,480
              76,000   Cathay Financial Holding Co., Ltd.
                         (Finance)                                                          135,823
               6,000   High Tech Computer Corp. (Electronic Tech.)                          164,171
              21,893   Hon Hai Precision Industry Co., Ltd.
                         (Electronic Tech.)                                                 271,037
               9,000   Hon Hai Precision Industry Co. , Ltd.
                         (Electronic Tech.)                                                  55,740
               8,500   MediaTek, Inc. (Electronic Tech.)                                     98,347
             107,583   Taiwan Semiconductor Co. (Electronic Tech.)                          212,819
              23,800   Taiwan Semiconductor Manufacturing
                         Co., Ltd., A.D.R. (Electronic Tech.)                               239,428
                                                                            -----------------------
                                                                                          1,266,845
                                                                            -----------------------
       THAILAND (2.3%)
              45,000   Advanced Info Service Public Co., Ltd.                               105,862
                         (Communications)
              37,600   Bangkok Bank Public Co., Ltd. (Finance)                              112,138
              68,200   Thai Public Oil Co. (Energy Minerals)                                115,727
                                                                            -----------------------
                                                                                            333,727
                                                                            -----------------------
     EUROPE (11.4%)
       CZECH REPUBLIC (3.0%)
               3,000   Central European Media Enterprises, Ltd.
                         (Consumer Svcs.) (3)                                               205,830
               6,700   CEZ (Utilities)                                                      232,871
                                                                            -----------------------
                                                                                            438,701
                                                                            -----------------------
       GREECE (1.5%)
              22,400   National Bank of Greece S.A., A.D.R.
                         (Finance)                                                          214,592
                                                                            -----------------------

       HUNGARY (1.0%)
               2,200   OTP Bank, G.D.R. (Finance)                                           152,460
                                                                            -----------------------

       POLAND (0.6%)
               2,200   Central European Distribution Corp.
                         (Consumer Non-Durables) (3)                                         84,590
                                                                            -----------------------

       TURKEY (3.5%)
              30,339   Finansbank AS (Finance)                                              173,623
              28,500   Is Finansal Kiralama A.S. (Finance)                                  158,863
               6,000   Tupras-Turkiye Petrol Rafinerileri A.S.
                         (Energy Minerals)                                                  105,686
              20,000   Turkiye Sinai Kalkinma Bankasi A.S.
                         (Finance) (3)                                                       74,619
                                                                            -----------------------
                                                                                            512,791
                                                                            -----------------------
       UNITED KINGDOM (1.8%)
               7,090   Anglo American p.l.c. (Non-Energy Minerals)                          272,768
                                                                            -----------------------

===================================================================================================
DEVELOPING MARKETS GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================
            QUANTITY   NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------
     LATIN AMERICA (23.2%)
       ARGENTINA (1.7%)
               1,370   Tenaris S.A., A.D.R. (Industrial Svcs.)                              247,518
                                                                            -----------------------

       BRAZIL (11.5%)
               4,800   AES Tiete S.A. (Utilities)                                           134,871
               7,958   Banco Bradesco S.A. (Finance)                                        284,870
               3,900   Companhia Brasileira de Distribuicao Grupo
                         Pao de Acucar, A.D.R. (Retail Trade)                               164,385
               2,100   Companhia de Bebidas das Americas
                         (Consumer Non-Durables)                                             90,216
               7,300   Companhia Vale do Rio Doce, A.D.R.
                         (Non-Energy Minerals)                                              354,269
               3,883   Embraer de Aeronautica, A.D.R.
                         (Electronic Tech.)                                                 143,089
              19,940   Petrobras (Energy Minerals)                                          395,015
               6,900   Tele Norte Leste Participacoes, A.D.R.
                         (Communications)                                                   115,092
                                                                            -----------------------
                                                                                          1,681,807
                                                                            -----------------------
       MEXICO (9.2%)
              10,800   America Movil, A.D.R. (Communications)                               370,008
               1,500   Cemex S.A. de C.V., A.D.R.
                         (Non-Energy Minerals)                                               97,920
               6,400   Grupo Televisa S.A., A.D.R. (Consumer Svcs.)                         127,360
               4,200   Homex, A.D.R. (Consumer Durables) (3)                                148,386
               5,700   NII Holdings, Inc. (Communications) (3)                              336,129
               3,800   Telefonos de Mexico, A.D.R.
                         (Communications)                                                    85,424
              72,540   Wal-Mart de Mexico (Retail Trade)                                    194,115
                                                                            -----------------------
                                                                                          1,359,342
                                                                            -----------------------
       PERU (0.8%)
               1,400   Southern Copper Corp.
                         (Non-Energy Minerals)                                              118,272
                                                                            -----------------------


Total common stocks                                                                      13,967,297
                                                                            -----------------------
       (cost:  $8,131,267)

CLOSED-END MUTUAL FUND (2.4%) (2)
               6,940   India Fund* (Consumer Services)                                      350,470
                                                                            -----------------------
       (cost:  $98,294)

SHORT-TERM SECURITIES (2.1%) (2)
             314,200   Sit Money Market Fund, 4.31% (4)                                     314,200
                                                                            -----------------------
       (cost:  $314,200)

Total investments in securities
       (cost:  $8,543,761)                                                              $14,631,967
                                                                            -----------------------


Other Assets and Liabilities, Net [0.4%]                                                     55,986

                                                                            -----------------------
Total Net Assets                                                                        $14,687,953
                                                                            =======================


                                                                            -----------------------
Aggregate Cost                                                                            8,543,761
                                                                            -----------------------

Gross Unrealized Appreciation                                                             6,131,737
Gross Unrealized Depreciation                                                               (43,531)
                                                                            -----------------------
Net Unrealized Appreciation(Depreciation)                                                 6,088,206
                                                                            =======================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

===================================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================

---------------------------------------------------------------------------------------------------
            QUANTITY      NAME OF ISSUER                                           MARKET VALUE (1)
---------------------------------------------------------------------------------------------------
COMMON STOCKS (94.1%) (2)

     COMMERCIAL SERVICES (1.0%)
                 36,900   Getty Images, Inc. (3)                                          2,763,072
                                                                                 ------------------

     COMMUNICATIONS (3.8%)
                 67,500   NII Holdings, Inc. (3)                                          3,980,475
                118,950   SBA Communications Corp. (3)                                    2,784,619
                335,600   Ubiquitel, Inc. (3)                                             3,389,560
                                                                                 ------------------
                                                                                         10,154,654
                                                                                 ------------------
     CONSUMER DURABLES (1.2%)
                 94,900   Scientific Games Corp. (3)                                      3,333,837
                                                                                 ------------------

     CONSUMER NON-DURABLES (2.7%)
                 16,500   Carter's, Inc. (3)                                              1,113,585
                108,400   Coach, Inc. (3)                                                 3,748,472
                 19,600   Hansen Natural Corp. (3)                                        2,470,580
                                                                                 ------------------
                                                                                          7,332,637
                                                                                 ------------------
     CONSUMER SERVICES (2.5%)
                 77,200   Aztar Corp. (3)                                                 3,241,628
                 47,900   Life Time Fitness, Inc. (3)                                     2,244,115
                 18,600   Panera Bread Co. (3)                                            1,398,348
                                                                                 ------------------
                                                                                          6,884,091
                                                                                 ------------------
     ELECTRONIC TECHNOLOGY (11.9%)
                187,000   Agere Systems, Inc. (3)                                         2,806,870
                170,050   Arris Group, Inc. (3)                                           2,339,888
                 60,600   Cognex Corp.                                                    1,796,184
                185,750   Fairchild Semiconductor International, Inc. (3)                 3,542,252
                105,460   Intersil Corp.                                                  3,049,903
                 55,700   Juniper Networks, Inc. (3)                                      1,064,984
                 80,825   Kronos, Inc. (3)                                                3,022,047
                 95,100   Microsemi Corp. (3)                                             2,768,361
                 43,200   MICROS Systems, Inc. (3)                                        1,990,224
                 24,814   Rackable Systems, Inc. (3)                                      1,311,420
                 47,100   Radyne Corp. (3)                                                  752,187
                 26,700   Silicon Image, Inc.                                               275,277
                 31,700   Silicon Laboratories, Inc. (3)                                  1,741,915
                243,050   Sonus Networks, Inc. (3)                                        1,331,914
                 51,200   Trimble Navigation, Ltd. (3)                                    2,306,560
                 73,200   Varian Semiconductor Equip. Assoc., Inc. (3)                    2,055,456
                                                                                 ------------------
                                                                                         32,155,442
                                                                                 ------------------
     ENERGY MINERALS (9.0%)
                 17,900   Arena Resources, Inc. (3)                                         624,710
                 36,500   ATP Oil & Gas Corp. (3)                                         1,602,715
                 77,450   Carrizo Oil & Gas, Inc. (3)                                     2,012,925
                 61,900   Foundation Coal Holdings, Inc.                                  2,546,566
                103,300   Frontier Oil Corp.                                              6,130,855
                742,075   Gasco Energy, Inc. (3)                                          4,155,620
                 75,900   Quicksilver Resources, Inc. (3)                                 2,934,294
                131,300   Southwestern Energy Co. (3)                                     4,226,547
                                                                                 ------------------
                                                                                         24,234,232
                                                                                 ------------------
     FINANCE (7.8%)
                 74,175   Affiliated Managers Group, Inc. (3)                             7,907,797
                 59,300   National Financial Partners Corp.                               3,351,636
                 94,836   New York Community Bancorp, Inc.                                1,661,527
                 56,700   The Navigators Group, Inc. (3)                                  2,812,320
                116,640   UCBH Holdings, Inc.                                             2,206,829
                 51,850   Wintrust Financial Corp.                                        3,016,115
                                                                                 ------------------
                                                                                         20,956,224
                                                                                 ------------------
     HEALTH SERVICES (4.1%)
                 47,600   Covance, Inc. (3)                                               2,796,500
                 20,100   Coventry Health Care, Inc. (3)                                  1,084,998
                 83,400   Psychiatric Solutions, Inc. (3)                                 2,763,042
                 29,350   Stericycle, Inc. (3)                                            1,984,647
                 31,500   United Surgical Partners International, Inc. (3)                1,115,415
                 45,000   VCA Antech, Inc. (3)                                            1,281,600
                                                                                 ------------------
                                                                                         11,026,202
                                                                                 ------------------

===================================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================

---------------------------------------------------------------------------------------------------
            QUANTITY      NAME OF ISSUER                                           MARKET VALUE (1)
---------------------------------------------------------------------------------------------------
     HEALTH TECHNOLOGY (13.8%)
                 99,000   Amylin Pharmaceuticals, Inc. (3)                                4,846,050
                 25,300   Biosite, Inc. (3)                                               1,313,829
                127,200   Celgene Corp. (3)                                               5,624,784
                 48,000   Connetics Corp. (3)                                               812,640
                 24,100   Conor Medsystems, Inc. (3)                                        708,540
                210,850   CryoLife, Inc. (3)                                                927,740
                133,200   CV Therapeutics, Inc. (3)                                       2,941,056
                 34,517   Dexcom, Inc. (3)                                                  699,660
                 73,500   ev3, Inc. (3)                                                   1,301,685
                 17,500   Intuitive Surgical, Inc. (3)                                    2,065,000
                 23,500   Invitrogen Corp. (3)                                            1,648,055
                122,500   Kyphon, Inc. (3)                                                4,557,000
                163,000   NuVasive, Inc. (3)                                              3,072,550
                 40,400   Palomar Medical Technologies, Inc. (3)                          1,351,380
                 61,000   ResMed, Inc. (3)                                                2,682,780
                 70,096   SurModics, Inc. (3)                                             2,478,595
                 20,200   Valeant Pharmaceuticals International                             320,170
                                                                                 ------------------
                                                                                         37,351,514
                                                                                 ------------------
     INDUSTRIAL SERVICES (8.4%)
                 39,500   CARBO Ceramics, Inc.                                            2,247,945
                 76,200   Chicago Bridge & Iron Co.                                       1,828,800
                 45,600   Core Laboratories N.V. (3)                                      2,168,280
                 49,500   Flotek Industries, Inc. (3)                                     1,242,450
                 44,100   Granite Construction, Inc.                                      2,146,788
                 24,171   Hydril (3)                                                      1,884,129
                 58,700   McDermott International, Inc. (3)                               3,196,215
                133,300   Pioneer Drilling Co. (3)                                        2,190,119
                 80,900   Todco                                                           3,188,269
                 65,800   URS Corp. (3)                                                   2,648,450
                                                                                 ------------------
                                                                                         22,741,445
                                                                                 ------------------
     NON-ENERGY MINERALS (1.0%)
                 24,500   RTI International Metals, Inc. (3)                              1,343,825
                 30,200   Titanium Metals Corp. (3)                                       1,466,210
                                                                                 ------------------
                                                                                          2,810,035
                                                                                 ------------------
     PRODUCER MANUFACTURING (7.6%)
                 73,450   AMETEK, Inc.                                                    3,302,312
                 59,500   Anixter International, Inc. (3)                                 2,842,910
                 37,600   Astec Industries, Inc. (3)                                      1,349,840
                 26,100   DRS Technologies, Inc.                                          1,432,107
                 32,600   IDEX Corp.                                                      1,700,742
                 75,625   Joy Global, Inc.                                                4,520,106
                 60,750   Kaydon Corp.                                                    2,451,870
                 61,600   Roper Industries, Inc.                                          2,995,608
                                                                                 ------------------
                                                                                         20,595,495
                                                                                 ------------------
     RETAIL TRADE (6.4%)
                 66,075   Advance Auto Parts, Inc. (3)                                    2,751,363
                 59,100   Chico's FAS, Inc. (3)                                           2,401,824
                158,769   Coldwater Creek, Inc. (3)                                       4,413,778
                 48,550   Guitar Center Mgmt., Inc. (3)                                   2,315,835
                110,000   Jos. A. Bank Clothiers, Inc. (3)                                5,274,500
                                                                                 ------------------
                                                                                         17,157,300
                                                                                 ------------------
     TECHNOLOGY SERVICES (7.8%)
                 41,700   ANSYS, Inc. (3)                                                 2,258,055
                111,050   Business Objects S.A., A.D.R. (3)                               4,049,994
                 20,500   CACI International, Inc. (3)                                    1,347,875
                101,100   Citrix Systems, Inc. (3)                                        3,831,690
                 60,000   Hyperion Solutions, Inc. (3)                                    1,956,000
                227,350   Informatica Corp. (3)                                           3,535,292
                 15,765   j2 Global Communications, Inc. (3)                                740,955
                117,600   Quest Software, Inc. (3)                                        1,963,920
                 48,300   Websense, Inc. (3)                                              1,332,114
                                                                                 ------------------
                                                                                         21,015,895
                                                                                 ------------------
     TRANSPORTATION (3.4%)
                 93,400   C.H. Robinson Worldwide, Inc.                                   4,585,006
                146,100   UTI Worldwide, Inc.                                             4,616,760
                                                                                 ------------------
                                                                                          9,201,766
                                                                                 ------------------

===================================================================================================
SMALL CAP GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================

---------------------------------------------------------------------------------------------------
            QUANTITY      NAME OF ISSUER                                           MARKET VALUE (1)
---------------------------------------------------------------------------------------------------
     UTILITIES (1.7%)
                123,200   Equitable Resources, Inc.                                       4,498,032
                                                                                 ------------------

Total common stocks
        (cost: $167,343,536)                                                            254,211,873
                                                                                 ------------------

SHORT-TERM SECURITIES (5.8%) (2)
             15,595,000   Sit Money Market Fund, 4.31% (4)                               15,595,000
        (cost:  $15,595,000)                                                     ------------------


Total investments in securities
        (cost: $182,938,536)                                                           $269,806,873
                                                                                 ------------------


Other Assets and Liabilities, Net [0.1%]                                                    232,318

                                                                                 ------------------
Total Net Assets                                                                       $270,039,191
                                                                                 ==================


                                                                                 ------------------
Aggregate Cost                                                                          182,938,536
                                                                                 ------------------

Gross Unrealized Appreciation                                                            90,109,163
Gross Unrealized Depreciation                                                            (3,240,826)
                                                                                 ------------------
Net Unrealized Appreciation(Depreciation)                                                86,868,337
                                                                                 ==================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

===================================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================

---------------------------------------------------------------------------------------------------
            QUANTITY   NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------
COMMON STOCKS (99.6%) (2)

   ELECTRONIC TECHNOLOGY (35.0%)
             12,000   Advanced Energy Industries, Inc. (3)                                  168,960
              9,000   Agilent Technologies, Inc. (3)                                        337,950
              8,600   Analog Devices, Inc.                                                  329,294
              7,000   Apple Computer, Inc. (3)                                              439,040
              9,000   Broadcom Corp. (3)                                                    388,440
             16,000   Cisco Systems, Inc. (3)                                               346,720
             20,300   EMC Corp. (3)                                                         276,689
              6,600   Hewlett-Packard Co.                                                   217,140
             11,200   Intel Corp.                                                           216,720
              7,017   Juniper Networks, Inc. (3)                                            134,165
              2,900   KLA-Tencor Corp.                                                      140,244
              2,500   Lam Research Corp. (3)                                                107,500
              6,200   Microsemi Corp. (3)                                                   180,482
              4,000   Motorola, Inc.                                                         91,640
              6,800   Network Appliance, Inc. (3)                                           245,004
              9,600   Qualcomm, Inc.                                                        485,856
             13,000   Radyne ComStream, Inc. (3)                                            207,610
              8,800   Rimage Corp. (3)                                                      198,704
             15,000   Silicon Image, Inc. (3)                                               154,650
              4,600   Standard Microsystems Corp. (3)                                       119,508
              9,800   Xilinx, Inc.                                                          249,508
                                                                                -------------------
                                                                                          5,035,824
                                                                                -------------------
   HEALTH SERVICES (0.9%)
              4,000   Quality Systems, Inc.                                                 132,400
                                                                                -------------------
   HEALTH TECHNOLOGY (30.5%)
              3,700   Advanced Medical Optics, Inc. (3)                                     172,568
              4,800   Amgen, Inc. (3)                                                       349,200
              4,700   Amylin Pharmaceuticals, Inc. (3)                                      230,065
             13,400   Celgene Corp. (3)                                                     592,548
              6,000   CV Therapeutics, Inc. (3)                                             132,480
              9,500   Elan Corp., A.D.R (3)                                                 137,180
              9,600   ev3, Inc. (3)                                                         170,016
              3,700   Genentech, Inc. (3)                                                   312,687
              3,500   Gen-Probe, Inc. (3)                                                   192,920
              2,300   Genzyme Corp. (3)                                                     154,606
              3,900   Gilead Sciences, Inc. (3)                                             242,658
              8,000   Kyphon, Inc. (3)                                                      297,600
              4,600   Medtronic, Inc.                                                       233,450
             16,000   NuVasive, Inc. (3)                                                    301,600
              7,800   Surmodics, Inc. (3)                                                   275,808
              8,200   St. Jude Medical, Inc. (3)                                            336,200
              2,800   Techne Corp. (3)                                                      168,392
              2,300   Vertex Pharmaceuticals, Inc. (3)                                       84,157
                                                                                -------------------
                                                                                          4,384,135
                                                                                -------------------
   PRODUCER MANUFACTURING (3.4%)
              6,500   Energy Conversion Devices, Inc. (3)                                   319,670
              3,700   Harris Corp.                                                          174,973
                                                                                -------------------
                                                                                            494,643
                                                                                -------------------
   RETAIL TRADE (1.2%)
              4,300   eBay, Inc. (3)                                                        167,958
                                                                                -------------------
   TECHNOLOGY SERVICES (28.6%)
              9,000   Adobe Systems, Inc.                                                   314,280
              4,400   ANSYS, Inc. (3)                                                       238,260
              6,600   Autodesk, Inc.                                                        254,232
              9,000   Business Objects, A.D.R. (3)                                          328,230
              2,600   First Data Corp.                                                      121,732
              5,000   Global Payments, Inc.                                                 265,050
              1,600   Google, Inc. (3)                                                      624,000
              3,500   J2 Global Communications, Inc. (3)                                    164,500
             10,800   McAfee, Inc. (3)                                                      262,764
              8,500   Microsoft Corp.                                                       231,285
              6,600   NAVTEQ (3)                                                            334,290
              7,000   SAP, A.D.R.                                                           380,240
              8,000   Witness Sytems, Inc. (3)                                              203,200
             12,000   Yahoo!, Inc. (3)                                                      387,120
                                                                                -------------------
                                                                                          4,109,183
                                                                                -------------------

Total common stocks                                                                      14,324,143
   (cost:  $11,072,060)                                                         -------------------

===================================================================================================
SCIENCE AND TECHNOLOGY GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================

---------------------------------------------------------------------------------------------------
            QUANTITY   NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------
SHORT-TERM SECURITIES (1.4%) (2)
            196,000   Sit Money Market Fund, 4.31% (4)                                      196,000
   (cost:  $196,000)                                                            -------------------

Total investments in securities
   (cost:  $11,268,060)                                                                 $14,520,143
                                                                                -------------------


Other Assets and Liabilities, Net [-1.0%]                                                  (138,376)

                                                                                -------------------
Total Net Assets                                                                        $14,381,767
                                                                                ===================


                                                                                -------------------
Aggregate Cost                                                                           11,268,060
                                                                                -------------------

Gross Unrealized Appreciation                                                             4,366,369
Gross Unrealized Depreciation                                                            (1,114,286)
                                                                                -------------------
Net Unrealized Appreciation(Depreciation)                                                 3,252,083
                                                                                ===================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  Presently non-income producing securities.
(4)  This security represents an investment in an affiliated party.

===================================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================

---------------------------------------------------------------------------------------------------
            QUANTITY   NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------
COMMON STOCKS (95.0%) (2)

   COMMERCIAL SERVICES (2.3%)
              4,800   McGraw-Hill Companies, Inc.                                         276,576
              5,400   Pitney Bowes, Inc.                                                  231,822
                                                                                -----------------
                                                                                          508,398
                                                                                -----------------
   COMMUNICATIONS (2.4%)
              8,700   AT&T, Inc.                                                          235,248
              6,000   Global Signal, Inc.                                                 295,200
                                                                                -----------------
                                                                                          530,448
                                                                                -----------------
   CONSUMER NON-DURABLES (9.1%)
              2,800   Colgate-Palmolive Co.                                               159,880
              4,300   Diageo p.l.c.                                                       272,749
              3,300   General Mills, Inc.                                                 167,244
              4,500   Kimberly-Clark Corp.                                                260,100
              7,400   PepsiCo, Inc.                                                       427,646
              9,100   Procter & Gamble Co.                                                524,342
              2,900   VF Corp.                                                            165,010
                                                                                -----------------
                                                                                        1,976,971
                                                                                -----------------
   ELECTRONIC TECHNOLOGY (4.2%)
              8,600   Hewlett-Packard Co.                                                 282,940
             10,400   Intel Corp.                                                         201,240
             11,200   Motorola, Inc.                                                      256,592
              8,000   Nokia Corp., A.D.R.                                                 165,760
                                                                                -----------------
                                                                                          906,532
                                                                                -----------------
   ENERGY MINERALS (9.2%)
              6,000   BP p.l.c. , A.D.R.                                                  413,640
              7,200   Hugoton Royalty Trust                                               224,136
              5,950   Marathon Oil Corp.                                                  453,211
              3,400   Occidental Petroleum Corp.                                          315,010
              4,500   Total S.A.                                                          592,785
                                                                                -----------------
                                                                                        1,998,782
                                                                                -----------------
   FINANCE (18.6%)
              5,600   ACE, Ltd.                                                           291,256
              6,800   Alliance Capital Mgmt. Hldg., LP                                    450,500
              3,300   AMB Property Corp.                                                  179,091
              7,900   Aon Corp.                                                           327,929
              2,400   Chubb Corp.                                                         229,056
              9,200   Citigroup, Inc.                                                     434,608
             11,700   Gladstone Investment Corp.                                          176,670
              6,100   IPC Holdings, Ltd.                                                  171,105
              9,250   J.P. Morgan Chase & Co.                                             385,170
              2,700   Lincoln National Corp.                                              147,393
              1,300   Prudential Financial, Inc.                                           98,553
              3,100   UBS AG                                                              340,907
              7,300   Wachovia Corp.                                                      409,165
              6,600   Wells Fargo Co.                                                     421,542
                                                                                -----------------
                                                                                        4,062,945
                                                                                -----------------
   HEALTH SERVICES (0.7%)
              4,900   Owens & Minor, Inc.                                                 160,573
                                                                                -----------------
   HEALTH TECHNOLOGY (10.8%)
              6,200   Abbott Laboratories                                                 263,314
              5,000   Becton, Dickinson & Co.                                             307,900
              4,300   C.R. Bard, Inc.                                                     291,583
              6,450   Eli Lilly and Co.                                                   356,685
              5,600   GlaxoSmithKline p.l.c.                                              292,936
              5,400   Johnson & Johnson, Inc.                                             319,788
              6,600   PerkinElmer, Inc.                                                   154,902
              7,900   Wyeth                                                               383,308
                                                                                -----------------
                                                                                        2,370,416
                                                                                -----------------

===================================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================

---------------------------------------------------------------------------------------------------
            QUANTITY   NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------
   INDUSTRIAL SERVICES (4.2%)
              6,400   BJ Services Co.                                                     221,440
              4,600   Granite Construction, Inc.                                          223,928
              2,950   Kinder Morgan, Inc.                                                 271,370
              6,400   Precision Drilling Trust                                            206,976
                                                                                -----------------
                                                                                          923,714
                                                                                -----------------
   NON-ENERGY MINERALS (1.7%)
              2,600   Freeport-McMoran Copper & Gold, Corp.                               155,402
              2,500   Southern Peru Copper Corp.                                          211,200
                                                                                -----------------
                                                                                          366,602
                                                                                -----------------
   PROCESS INDUSTRIES (3.6%)
              4,300   Air Products and Chemicals, Inc.                                    288,917
              6,100   Dow Chemical Co.                                                    247,660
              6,800   Olin Corp.                                                          145,996
              6,200   RPM International, Inc.                                             111,228
                                                                                -----------------
                                                                                          793,801
                                                                                -----------------
   PRODUCER MANUFACTURING (14.6%)
              7,250   American Power Conversion Corp.                                     167,548
              4,300   Autoliv, Inc.                                                       243,294
              3,800   Caterpillar, Inc.                                                   272,878
              4,300   Emerson Electric Co.                                                359,609
              6,000   General Dynamics Corp.                                              383,880
             24,200   General Electric Co.                                                841,676
              4,000   ITT Industries, Inc.                                                224,880
              9,000   United Technologies Corp.                                           521,730
              2,350   3M Co.                                                              177,872
                                                                                -----------------
                                                                                        3,193,367
                                                                                -----------------
   RETAIL TRADE (3.6%)
              4,500   Best Buy Co., Inc.                                                  251,685
              4,900   Claire's Stores, Inc.                                               177,919
              3,900   Costco Wholesale Corp.                                              211,224
              5,000   Deb Shops, Inc.                                                     148,500
                                                                                -----------------
                                                                                          789,328
                                                                                -----------------
   TECHNOLOGY SERVICES (3.3%)
              9,400   Accenture, Ltd.                                                     282,658
              4,800   Automatic Data Processing, Inc.                                     219,264
             11,222   Syntel, Inc.                                                        212,320
                                                                                -----------------
                                                                                          714,242
                                                                                -----------------
   TRANSPORTATION (2.9%)
              2,100   Burlington Northern Santa Fe Corp.                                  174,993
              7,900   Eagle Bulk Shipping, Inc.                                           110,205
              3,400   Tsakos Energy Navigation, Ltd.                                      133,212
              2,750   United Parcel Service, Inc.                                         218,295
                                                                                -----------------
                                                                                          636,705
                                                                                -----------------
   UTILITIES (3.8%)
              7,200   Equitable Resources, Inc.                                           262,872
              5,600   Exelon Corp.                                                        296,240
              5,900   TXU Corp.                                                           264,084
                                                                                -----------------
                                                                                          823,196
                                                                                -----------------

Total common stocks                                                                    20,756,020
   (cost:  $18,249,165)                                                         -----------------

CLOSED-END MUTUAL FUNDS (2.6%) (2)
             18,250   Kayne Anderson MLP Invest. Co.                                      474,135
              3,600   Tortoise Energy Infrastructure Corp.                                100,476
                                                                                -----------------

Total closed-end mutual funds                                                             574,611
   (cost:  $563,884)                                                            -----------------

===================================================================================================
DIVIDEND GROWTH FUND
PORTFOLIO OF INVESTMENTS - MARCH 31, 2006 (UNAUDITED)
===================================================================================================

---------------------------------------------------------------------------------------------------
            QUANTITY   NAME OF ISSUER                                              MARKET VALUE (1)
---------------------------------------------------------------------------------------------------

SHORT-TERM SECURITIES (1.7%) (2)
            361,000   Sit Money Market Fund, 4.31% (3)                                    361,000
                                                                                -----------------
   (cost:  $361,000)

Total investments in securities
   (cost:  $19,174,049)                                                               $21,691,631
                                                                                -----------------


Other Assets and Liabilities, Net [0.8%]                                                  166,477

                                                                                -----------------
Total Net Assets                                                                      $21,858,108
                                                                                =================


                                                                                -----------------
Aggregate Cost                                                                         19,174,049
                                                                                -----------------

Gross Unrealized Appreciation                                                           2,726,328
Gross Unrealized Depreciation                                                            (208,746)
                                                                                -----------------
Net Unrealized Appreciation(Depreciation)                                               2,517,582
                                                                                =================

Notes To Schedule of Investments
--------------------------------

(1) Securities are valued by procedures described in note 1 to the financial statements.
(2)  Percentage figures indicate percentage of total net assets.
(3)  This security represents an investment in an affiliated party.

ITEM 2.  CONTROLS AND PROCEDURES
         -----------------------

(a) The Vice President and Treasurer and the Chairman have concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) of Sit Mutual Funds, Inc. (the "Registrant") provide reasonable assurances that material information relating to the Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
         Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS
         --------

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mutual Funds, Inc.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    April 27, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Paul E. Rasmussen
         ----------------------------
         Paul Rasmussen
         Vice President and Treasurer

Date:    April 27, 2006


By:      /s/ Eugene C. Sit
         ----------------------------
         Eugene C. Sit
         Chairman

Date:    April 27, 2006